SIGNIFICANT ACCOUNTING POLICIES - Schedule of components of operating expenses (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Significant Accounting Policies [Line Items]
Gains (losses) reclassified	$ 17.2	$ (3.8)
Cost of revenues
Significant Accounting Policies [Line Items]
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost of Goods and Services Sold
Gains (losses) reclassified	$ 0.9	(0.2)
Research and development
Significant Accounting Policies [Line Items]
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Expenses
Gains (losses) reclassified	$ 9.5	(2.7)
Selling and marketing
Significant Accounting Policies [Line Items]
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Selling and Marketing Expense
Gains (losses) reclassified	$ 4.5	(0.2)
General and administrative
Significant Accounting Policies [Line Items]
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	General and Administrative Expense
Gains (losses) reclassified	$ 2.3	$ (0.7)